Summary of Significant Accounting Policies (Details) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025 JPY (¥) Segment	Mar. 31, 2024 JPY (¥)	Sep. 30, 2024 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Net loss	¥ (201,134)	¥ (18,416)
Accumulated deficit	¥ (438,646)	¥ (237,512)	¥ (237,512)
Number of operating segment (in Segment) | Segment	1
CODM profit loss measure description	The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer (“CEO”), who reviews consolidated financial information for purposes of making operating decisions, assessing financial performance, and allocating resources.
Allowance for credit loss	¥ 264		¥ 517
Percentage of acquired right project		65.00%
Estimated useful lives of intangible assets net	2 years
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
One Project [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of acquired right project	65.00%
Computers [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years